FAIR-VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAIR-VALUE MEASUREMENT
Short-term investments	$ 997	$ 5,153
Long-term investments	225,910	238,540
Recurring Basis
FAIR-VALUE MEASUREMENT
Available-for-sale investments	28,333	29,542
Recurring Basis | Redeemable preferred shares
FAIR-VALUE MEASUREMENT
Long-term investments	15,683	17,803
Recurring Basis | Quoted Prices in Active Market for Identical Assets Level 1
FAIR-VALUE MEASUREMENT
Available-for-sale investments	670	853
Recurring Basis | Significant Other Observable Inputs Level 2
FAIR-VALUE MEASUREMENT
Available-for-sale investments		16,501
Recurring Basis | Significant Other Observable Inputs Level 2 | Redeemable preferred shares
FAIR-VALUE MEASUREMENT
Long-term investments		9,656
Recurring Basis | Significant Unobservable Inputs Level 3
FAIR-VALUE MEASUREMENT
Available-for-sale investments	27,663	12,188
Recurring Basis | Significant Unobservable Inputs Level 3 | Redeemable preferred shares
FAIR-VALUE MEASUREMENT
Long-term investments	15,683	8,147
Recurring Basis | Convertible bonds
FAIR-VALUE MEASUREMENT
Short-term investments	997	5,153
Long-term investments	10,983	5,733
Recurring Basis | Convertible bonds | Significant Other Observable Inputs Level 2
FAIR-VALUE MEASUREMENT
Short-term investments		1,112
Long-term investments		5,733
Recurring Basis | Convertible bonds | Significant Unobservable Inputs Level 3
FAIR-VALUE MEASUREMENT
Short-term investments	997	4,041
Long-term investments	10,983
Recurring Basis | Equity securities with readily determinable fair value
FAIR-VALUE MEASUREMENT
Long-term investments	670	853
Recurring Basis | Equity securities with readily determinable fair value | Quoted Prices in Active Market for Identical Assets Level 1
FAIR-VALUE MEASUREMENT
Long-term investments	$ 670	$ 853